Tax Assets and Liabilities - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Temporary difference related to investment in subsidiaries on which no deferred tax assets was recognized	$ 2,909	$ 4,956
Tax Expense Benefit Arising From Previously Unrecognised Tax Loss Tax Credit		(533)	$ (12,860)
Recognition of previously unrecognized tax losses	10,224	118,253
Recognition of previously unrecognized tax losses			$ 601,200
Deductible temporary differences, tax impact		151,310
Expiry of recognised deferred tax assets on carry forward losses including unabsorbed depreciation	$ 9,829
Bottom of Range [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Tax loss expiration period	2026
Top of Range [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Tax loss expiration period	2043
Indian Subsidiaries [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [Line Items]
Unabsorbed tax losses and depreciation carried forward for an indefinite period	$ 4,233	$ 4,299